PENSION PLANS (Details 4) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			$ 7.8	$ 5.3	$ 6.2
Interest cost			83.3	86.5	81.1
Expected return on plans' assets			(147.4)	(139.5)	(137.5)
Actuarial (gain) loss			(44.0)	255.6
Amortization of prior service cost			1.6	2.2	1.9
Recognized actuarial loss			26.2	20.3	27.8
Curtailments/settlements		$ (0.2)	47.2	0.2	0.0
Net periodic benefit income (cost)			18.7	(25.0)	(20.5)
Included in Other Comprehensive Loss (Pretax) [Abstract]
Liability adjustment			125.4	138.9	14.4
Amortization of prior service costs and actuarial losses			(62.4)	(22.7)	$ (29.7)
United States Pension Plan of US Entity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 3.2	1.6
Interest cost	22.4	20.6	80.2	83.8
Expected return on plans' assets	(39.8)	(35.6)
Actuarial (gain) loss			(45.8)	245.8
Recognized actuarial loss	5.3	7.5
Curtailments/settlements	0.0	0.1
Net periodic benefit income (cost)	(8.9)	(5.8)
United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0.3	0.3
Interest cost	0.5	0.6	2.0	2.3
Expected return on plans' assets	0.0	0.0
Actuarial (gain) loss			$ (0.7)	$ 2.4
Recognized actuarial loss	0.8	0.9
Curtailments/settlements	0.0	0.1
Net periodic benefit income (cost)	$ 1.6	$ 1.9